Long-term prepayments and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense, Noncurrent [Abstract]
Long Term Prepayment And Other Non Current Assets
The following is a summary of long-term prepayments and other non-current assets:

	As of December 31,
	2016	2017
	RMB	RMB
Long-term receivable	145,507	—
Long-term prepaid advertising fee	—	188,205
Prepayment for acquisition and investments	—	10,000
Rental deposits	28,119	27,559
Prepayment for purchase of property and equipment	1,734	1,553
Profit sharing right asset and other consideration receivables for disposal of Finance Business (due from a related party (Note 9))	—	510,908
Others	48,407	17,035
Total	223,767	755,260